Government Fees and Other Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Government Fees and Other Taxes [Abstract]
Schedule of Government Fees and Other Taxes	Government fees and other taxes consist of:

	Years Ended March 31,
	2025	2024
Government fees	$74	$61
Mineral right royalty	12,761	—
Other taxes	3,174	2,580
	$16,009	$2,641